Shareholders' Equity (Deficit) (Details Textual) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended
	May 16, 2014	Mar. 31, 2014	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013	Apr. 01, 2014	Apr. 06, 2015	Mar. 31, 2015	Jan. 31, 2014	Dec. 31, 2013
Additional Warrants Issued				562,352	562,352
Advertising Expenses For Common Stock			$ 296,669	$ 404,587
Services Agreement Expenses		500,000
Adjustments to Additional Paid in Capital, Warrant Issued	690,187		5,169,743	690,187
Common Stock, Shares Authorized			200,000,000	200,000,000	200,000,000			200,000,000
Common Stock, Par Or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001			$ 0.001
Preferred Stock, Shares Authorized			20,000,000	20,000,000	20,000,000			20,000,000
Preferred Stock, Par Or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common Stock
Stock issued during period, shares, new issues			5,276,280	5,725,327
Payments of stock issuance costs			2,693,836	2,263,804
Stock Issued During Period, Shares, Share-based Compensation, Gross			291,669	125,001
Adjustments to Additional Paid in Capital, Warrant Issued			0	0
Warrant
Adjustments to Additional Paid in Capital, Warrant Issued				898,719
Subsequent Event
Services Agreement Expenses						20,000
2013 Notes
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1.89	$ 1.89
Private Placement
Stock issued during period, shares, new issues			4,968,482	5,725,327
Sale of stock, price per share			$ 2.50	$ 2.34				$ 2.50
Proceeds from issuance of private placement			6,700,000	7,600,000
Payments of stock issuance costs			873,164	1,365,085
Class of warrant or right of warrants or rights expiring period			36 months	36 months
Adjustments to Additional Paid in Capital, Warrant Issued			1,590,920
Private Placement | Subsequent Event
Stock issued during period, shares, new issues							1,400,000	307,798
Proceeds from issuance of private placement							1,400,000	339,000
Payments of stock issuance costs								56,943
Class of warrant or right of warrants or rights expiring period			36 months					36 months
Adjustments to Additional Paid in Capital, Warrant Issued								$ 172,809
Private Placement | 2013 Notes
Description on additional warrants issuance to investors			For each dollar that was invested in the 2013 Notes, the Company would issue one-half of one common share purchase warrant for their investment in the private placement transaction for up to 150% of their investment in the 2013 Notes.	For each dollar that was invested in the 2013 Notes, the Company would issue one-half of one common share purchase warrant for their investment in the private placement transaction for up to 150% of their investment in the 2013 Notes.
Class of warrant or right of warrants or rights expiring period				36 months
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.34	$ 2.34				$ 2.34